Investments accounted for using the equity method - Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance (Details) - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets		€ 2,510	€ 1,347
Cash and cash equivalents		49,629	22,893	[1]
Equity		56,307	23,873	[1]	€ 21,801		€ 19,596
Net assets attributable to owners of the parent		55,907	21,293
Carrying amount of interest		5,635	2,844
Interest and similar expenses		(545)	(178)		(140)
Income tax expense		(1,911)	(504)	[2]	(548)	[2]
Profit from continuing operations		13,218	2,338	[2]	2,921	[2]
Net profit		14,208	2,023	[2]	3,584	[2]
Total Comprehensive income attributable to owners of the parent		18,020	1,591		3,261
Company’s share of net profit		737	(95)		(78)
FCA Bank
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 24,502
Cash and cash equivalents	286
Other assets	6,171
Financial liabilities	25,319
Other liabilities	1,710
Equity	3,644
Net assets attributable to owners of the parent	3,579
Company's share of net assets		1,790
Elimination of unrealized profits and other adjustments		68
Carrying amount of interest		1,858	0
Interest and similar income	420
Interest and similar expenses	(98)
Income tax expense	(88)
Profit from continuing operations	254
Net profit	€ 254
Net profit attributable to owners of the parent		250
Other comprehensive income/(loss) attributable to owners of the parent		16
Total Comprehensive income attributable to owners of the parent		266
Company’s share of net profit		233
Finance companies in partnership with Santander Consumer Finance
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets		31,959	33,067
Cash and cash equivalents		2,758	2,355
Other assets		1,147	1,151
Financial liabilities		27,445	28,528
Other liabilities		1,869	1,850
Equity		3,792	3,840
Company's share of net assets		1,896	1,920
Elimination of unrealized profits and other adjustments		0	0
Carrying amount of interest		1,896	1,920
Interest and similar income		2,300	2,249		2,178
Interest and similar expenses		(997)	(979)		(951)
Income tax expense		(210)	(227)		(199)
Profit from continuing operations		673	552		561
Net profit		673	552		561
Net profit attributable to owners of the parent		336	276		281
Other comprehensive income/(loss) attributable to owners of the parent		15	(24)		11
Total Comprehensive income attributable to owners of the parent		351	252		292
Company’s share of net profit		€ 336	€ 276		€ 281

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 3, Scope of consolidation